Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 53,245	$ 7,720	¥ 165,792
Restricted cash			50,703
Short-term investments	7,720	1,119	26,423
Accounts receivable, net of allowance of RMB26,158 and RMB22,281 as of December 31, 2021 and 2022, respectively	203,636	29,524	132,264
Prepaid expenses and other current assets, net	78,715	11,413	147,676
Amounts due from related parties, current	21,640	3,138	54,715
Total current assets	364,956	52,914	577,573
Non-current assets
Long-term investments	22,231	3,223	22,231
Property and equipment, net	131,325	19,040	231,795
Right-of-use assets, net	319,263	46,289	678,769
Intangible assets, net	3,885	563	16,639
Goodwill			43,011
Rental deposit	18,588	2,695	35,920
Long-term prepaid expenses	72,135	10,459	72,135
Amounts due from related parties, non-current	158	23	498
Other assets, non-current	105,825	15,343	194,444
Total non-current assets	673,410	97,635	1,295,442
TOTAL ASSETS	1,038,366	150,549	1,873,015
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB47,774 and RMB790 as of December 31, 2021 and 2022)	790	115	47,774
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB15,137 and RMB4,502 as of December 31, 2021 and 2022)	4,502	653	15,137
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB261,204 and RMB273,813 as of December 31, 2021 and 2022)	279,679	40,550	263,218
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB250,880 and RMB227,026 as of December 31, 2021 and 2022)	229,880	33,330	294,382
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB32,899 and RMB39,310 as of December 31, 2021 and 2022)	41,234	5,978	34,660
Deferred workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB50,320 and RMB24,106 as of December 31, 2021 and 2022)	24,536	3,557	52,131
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB23,913 and RMB11,708 as of December 31, 2021 and 2022)	11,715	1,699	23,913
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB4,429 and RMB5,259 as of December 31, 2021 and 2022)	5,259	762	4,436
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company of RMB8,108 and RMB5,869 as of December 31, 2021 and 2022)	5,869	851	8,108
Convertible bond (including convertible bond of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2021 and 2022)	17,464	2,532
Share-based liabilities, current (including share-based liabilities, current of the consolidated VIEs without recourse to the Company of RMB2,571 and nil as of December 31, 2021 and 2022)			2,571
Put option liabilities (including put option liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2021 and 2022)	369	53
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB256,178 and RMB162,791 as of December 31, 2021 and 2022)	162,791	23,602	285,200
Total current liabilities	784,088	113,682	1,031,530
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB646 and RMB388 as of December 31, 2021 and 2022)	388	56	646
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB21,766 and RMB8,890 as of December 31, 2021 and 2022)	8,890	1,289	21,766
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB362 and RMB19 as of December 31, 2021 and 2022)	19	3	362
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB413,593 and RMB153,298 as of December 31, 2021 and 2022)	153,298	22,226	428,486
Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2021 and 2022)	14,291	2,072	11,211
Share-based liabilities, non-current (including share-based liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB1,303 and nil as of December 31, 2021 and 2022)			1,303
Total non-current liabilities	176,886	25,646	463,774
TOTAL LIABILITIES	960,974	139,328	1,495,304
Commitments and contingencies (Note 23)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,896,916 and 4,152,857 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002 and US$0.002, respectively)	57	8	54
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2021 and 2022, with par value of US$0.002 and US$0.002, respectively)	6	1	6
Additional paid-in capital	4,550,134	659,707	4,566,956
Statutory reserves	6,246	906	6,051
Accumulated deficit	(4,529,473)	(656,712)	(4,237,604)
Accumulated other comprehensive income	24,297	3,523	1,091
Total Ucommune International Ltd. shareholders’ equity	51,267	7,433	336,554
Noncontrolling interests	26,125	3,788	41,157
TOTAL EQUITY	77,392	11,221	377,711
TOTAL LIABILITIES AND EQUITY	¥ 1,038,366	$ 150,549	¥ 1,873,015